Correction Of Errors And Restatement - Consolidated Statement Of Change In Stockholders Equity (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Balance			$ 99,139	$ 92,896	$ 92,896	$ 87,927
Net income	$ 2,681	$ 2,009	4,694	2,228	4,753	3,715
Balance	147,986	96,602	147,986	96,602	99,139	92,896
Before restatement
Balance				92,537	92,537	87,314
Net income						3,969
Balance						92,537
Restatement
Balance				359	359	613
Net income						(254)
Balance						359
Retained Earnings
Balance			17,025	12,272	12,272	8,557
Net income			4,694	2,228	4,753	3,715
Balance	$ 21,719	$ 14,500	$ 21,719	14,500	17,025	12,272
Retained Earnings | Before restatement
Balance				11,913	11,913	7,944
Net income						3,969
Balance						11,913
Retained Earnings | Restatement
Balance				$ 359	$ 359	613
Net income						(254)
Balance						$ 359